SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING [Abstract]
Summary of Information by Segment
	Year ended December 31, 2014
	PAD	EBU	Total

Revenues from external customers	255,750	-	255,750
Operating loss	(2,217)	-	(2,217)
Financial expenses, net	(688)	-	(688)
loss before taxes on income	(2,905)	-	(2,905)
Segment goodwill	25,285	-	25,285
Segment identifiable assets	281,549	-	281,549

	Year ended December 31, 2013
	PAD	EBU	Total

Revenues from external customers	232,129	24,786	256,915
Operating income (loss)	1,681	(7,800)	(6,119)
Financial income (expenses), net	221	(195)	26
Income (loss) before taxes on income	1,902	(7,995)	(6,093)
Segment goodwill	20,976	-	20,976
Segment identifiable assets	284,501	-	284,501

	Year ended December 31, 2012
	PAD	EBU	Total

Revenues from external customers	241,225	22,397	263,622
Operating income (loss)	2,666	(10,434)	(7,768)
Financial income (expenses), net	1,113	(188)	925
Income (loss) before taxes on income	3,779	(10,622)	(6,843)
Segment goodwill	20,541	4,678	25,219
Segment identifiable assets	274,363	19,516	293,879

Schedule of Revenue and Long-lived Assets by Geographic Regions
	2014		2013		2012
	Total revenue	Long-lived assets	Total revenue	Long-lived assets	Total revenue	Long-lived assets

North America	$91,825	$2,601	$90,618	$2,917	$93,247	$3,467
Europe and Middle East (excluding Israel)	82,786	296	87,539	407	86,436	399
Asia Pacific	44,406	138	39,744	76	41,423	95
Japan	25,460	9	26,409	12	30,816	17
Israel	3,217	3,967	4,620	3,191	3,924	2,170
Others	8,056	-	7,985	-	7,776	-

	$255,750	$7,011	$256,915	$6,603	$263,622	$6,148